Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	CAD 292,557	CAD 213,180
Project costs	116,346	80,023
Equipment costs	91,829	60,020
Depreciation	44,735	40,794
Gross profit	39,647	32,343
General and administrative expenses	25,299	27,222
Loss (gain) on disposal of property, plant and equipment	189	(116)
Gain on disposal of assets held for sale (note 8)	(166)	(374)
Amortization of intangible assets (note 10(b))	918	1,688
Operating income before the undernoted	13,407	3,923
Interest expense (note 20)	6,943	5,784
Other income	0	(1,375)
Foreign exchange (gain) loss	(4)	8
Income (loss) before income taxes	6,468	(494)
Income tax expense (benefit) (note 11):
Deferred	1,204	(49)
Net income (loss)	5,264	(445)
Comprehensive income (loss)	CAD 5,264	CAD (445)
Per share information
Net income (loss) - basic (in CAD per share)	CAD 0.20	CAD (0.01)
Net income (loss) - diluted (in CAD per share)	CAD 0.18	CAD (0.01)